Investments in Associates and Joint Ventures - Financial Information of all Individually Immaterial Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Investments in subsidiaries, joint ventures and associates [abstract]
Carrying amount of investments in associates and joint ventures	¥ 1,552,645	¥ 1,141,250
Profit from continuing operations	160,370	87,428	¥ (10,838)
Other comprehensive income	13,196	30,415
Total comprehensive income	¥ 173,566	¥ 117,843